Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Research and Development (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Research and Development

Research and Development

Costs incurred in developing the ability to create and manufacture products for sale are included in research and development. Once a product is commercially feasible and starts to sell to third party customers, the classification of such costs as development costs stops and such costs are recorded as costs of production, which are included in cost of goods sold. Research and development costs are expensed when incurred.